Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets	The tax reconciliation and the impact of the unrecognized deferred tax assets is as follows:
Thousands of $	Income Statement
For the years ended December 31	2025	2024	2023
Loss for the year	(33,519)	(38,069)	(43,100)
Income tax benefit (expense)	1,857	(382)	(1)
Loss before income tax	(35,376)	(37,687)	(43,099)

Tax using the mdxhealth’s domestic tax rate (25%)	8,844	9,422	10,775
Effect of unused tax losses not recognized as deferred tax assets	(6,987)	(9,804)	(10,775)